Submission	Jan. 24, 2025
Submission [Line Items]
Central Index Key	0001368458
Registrant Name	Sally Beauty Holdings, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES